COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Sep. 30, 2013
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum rental payments
2014	$450,617

2015	449,142

2016	299,428
Total	$1,199,187